Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of income tax expense	Total income tax expense consists of:

	2023	2022

Current tax expense	$85,804	$69,701
Deferred tax recovery	(28,229)	(8,477)
	$57,575	$61,224

Summary of income tax expense attributable to geographical jurisdiction	Income tax expense attributable to each geographical jurisdiction for the Company is as follows:

	2023	2022

Turkiye	$42,471	$30,366
Canada	30,491	16,934
Greece	(15,387)	13,924
	$57,575	$61,224

Summary of key factors affecting income tax expense
The key factors affecting income tax expense for the years are as follows:

	2023	2022

Earnings from continuing operations before income tax	$163,365	$11,856
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$44,109	$3,201

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	1,143	1,032
Turkish fixed asset revaluation	(4,528)	—
Increase (decrease) in Turkish income tax rate	22,589	(4,755)
Turkish investment tax credits	(17,473)	(9,958)
Québec mineral tax	22,518	12,539
Non-tax effected temporary differences and operating losses	(4,383)	1,910
Non-deductible expenses and non-taxable income	(96)	9,194
Flow-through share renouncement	3,500	4,388
Turkish earthquake relief tax	4,348	—
Turkish inflation benefit	(59,361)	(18,048)
Foreign exchange related to the weakening of the Turkish Lira	51,205	26,619
Foreign exchange and other translation adjustments	(9,608)	14,079
Future and current withholding tax on foreign income dividends	6,723	19,993
Other	(3,111)	1,030
Income tax expense	$57,575	$61,224

Summary of change in net deferred tax position
The change in the Company’s net deferred tax position was as follows:

	2023	2022
Net deferred income tax liability
Balance at January 1,	$410,219	$439,195
Deferred income tax recovery in the statements of operations	(28,229)	(8,477)
Deferred tax recovery related to discontinued operations	—	(20,039)
Deferred tax expense (recovery) in the consolidated statements of other comprehensive income	2,371	(460)
Balance at December 31,	$384,361	$410,219

Summary of temporary difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2023	2022	2023	2022	2023	2022

Property, plant and equipment	$—	$—	$419,824	$446,695	$(26,871)	$(44,173)
Loss carryforwards	14,748	17,532	—	—	2,784	1,634
Liabilities	45,618	27,960	—	—	(17,658)	6,052
Future withholding taxes	—	—	5,355	5,555	(200)	5,555
Other items	—	—	19,548	3,461	13,716	2,416
	$60,366	$45,492	$444,727	$455,711	$(28,229)	$(28,516)
Less: discontinued operations	—	—	—	—	—	20,039
Balance at December 31,	$60,366	$45,492	$444,727	$455,711	$(28,229)	$(8,477)

Summary of unrecognized deferred tax assets

Unrecognized deferred tax assets	2023	2022

Tax losses	$218,615	$191,448
Other deductible temporary differences	86,864	99,835
	$305,479	$291,283

Summary of unrecognized tax losses	The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2023	Expiry date	2022	Expiry date

Canadian net operating loss carryforwards	$464,761	2030-2043	$448,935	2029-2042
Canadian capital losses	258,795	none	229,146	none
Greek net operating loss carryforwards	182,444	2024-2028	177,188	2023-2027
Romanian net operating loss carryforwards	6,811	2024-2030	1,837	2023-2029